CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		189 Months Ended	198 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenues:
Research material sales	$ 0	$ 10	$ 0	$ 10	$ 10	$ 10	$ 580	$ 580
Contract research and development fromrelated parties	0	0	0	0	0	0	1,128	1,128
Research grants and other	120	0	450	0	0	0	1,061	1,511
Total revenues	120	10	450	10	10	10	2,769	3,219
Operating cost and expenses:
Cost of research material sales	0	0	0	0	0	0	382	382
Research and development	9,944	3,565	20,533	11,474	13,452	9,899	90,264	110,828
General and administration	3,913	2,804	8,152	10,675	13,335	5,463	75,324	83,445
Depreciation and amortization	5	2	10	6	10	2	2,363	2,372
Loss on facility sublease	0	0	0	0	0	0	895	895
Asset impairment loss and other (gain) loss	0	0	0	0	0	0	2,445	2,445
Total operating costs and expenses	13,862	6,371	28,695	22,155	26,797	15,364	171,673	200,367
Loss from operations	(13,742)	(6,361)	(28,245)	(22,145)	(26,787)	(15,354)	(168,904)	(197,149)
Other income (expense):
Valuation of reclassified equity instruments	0	8,875	491	7,413	8,821	0	15,579	16,070
Conversion inducement expense	0	0	0	(125)	(125)	(4,673)	(10,415)	(10,415)
Derivative valuation gain/(loss)	35	338	583	29	728	54	782	1,365
Gain on sale of intellectual property and property and equipment	0	0	0	0	0	0	3,664	3,664
Interest expense	(2,788)	(2,370)	(9,626)	(5,426)	(7,648)	(7,884)	(41,564)	(51,190)
Interest income and other	0	0	0	0	0	489	1,707	1,707
Net income (loss)	(16,495)	482	(36,797)	(20,254)	(32,830)	(27,368)	(206,969)	(243,765)
Issuance of common stock in connection with elimination of Series A and Series A-1 preferred stock preferences	0	0	0	0	0	0	(12,349)	(12,349)
Modification of preferred stock warrants					0	0
Warrants issued on Series A and Series A-1 preferred stock dividends	0	0	0	0	0	0	(4,664)	(4,664)
Accretion of Series A preferred stock mandatory redemption obligation	0	0	0	0	0	0	(1,872)	(1,872)
Series A preferred stock redemption fee	0	0	0	0	0	0	(1,700)	(1,700)
Beneficial conversion feature of Series D preferred stock	0	0	0	0	0	0	(4,274)	(4,274)
Net income (loss) applicable to common stockholders	(16,495)	482	(36,797)	(20,254)	(32,830)	(27,368)	(251,778)	(288,575)
Earnings Per Share, Basic	$ (1.50)	$ 0.08	$ (3.59)	$ (3.78)	$ 5.60	$ (6.56)
Weighted Average Number of Shares Outstanding, Basic	11,029	5,945	10,258	5,355
Earnings Per Share, Diluted	$ (1.50)	$ 0.06	$ (3.59)	$ (3.78)
Weighted Average Number of Shares Outstanding, Diluted	11,029	7,696	10,258	5,355
Weighted average shares used in computing basic and diluted loss per share (in shares)					5,887	4,191
Series Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	0	0	(2,306)	(2,306)
Preferred stock dividends	0	0	0	0	0	0	(334)	(334)
Series A1 Preferred Stock [Member]
Other income (expense):
Modification of preferred stock warrants	0	0	0	0	0	0	(16,393)	(16,993)
Preferred stock dividends	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (917)	$ (917)